Investment Risks - USCF Sustainable Commodity Strategy Fund	Jan. 05, 2026
Prospectus [Line Items]
Risk [Text Block]

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Commodities Risk. Exposure to the commodities markets through investments in Commodities Derivatives may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, tariffs and other political events, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodities Derivatives, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Commodities Derivatives.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Derivatives Tax Risk. Certain aspects of the tax treatment of derivative instruments, including commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Asset Class Risk. The Commodities Derivatives and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

Agriculture Sector Risk. Investments in the agricultural sector may be volatile and change unpredictably as a result of many factors, such as legislative or regulatory developments relating to food safety, the imposition of tariffs or other trade restraints, and the supply and demand of each commodity. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural products, affecting the price of such commodities and the performance of the Fund.

Renewable Energy Sector Risk. Investments in the renewable and alternative energy sector can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and political and economic conditions. The renewable energy industry is relatively nascent in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, political or social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, geopolitical disputes, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Foreign Derivatives Risk. The Fund may invest in derivatives that trade on foreign exchanges. Unlike trading on domestic exchanges for certain derivatives instruments, trading on foreign exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Foreign exchanges may be subject to less government supervision and regulation than is applicable to U.S. exchanges. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume. Transactions on foreign exchanges may include both instruments which are traded on domestic exchanges and those which are not.

Global Currency Exchange Rate Risk. The price of any non-U.S. investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the investment is profitable. The Fund does not intend to hedge against currency risk.

Carbon Market Risk. The Fund may invest in carbon offset credit derivatives (such as futures) and other carbon-related derivatives, the values of which are linked to emissions allowances related to so-called “cap and trade” programs established by governments and regulators. These programs could be discontinued or the demand for carbon credits could decline, adversely affecting the value of the Fund. The price of carbon offset credits is subject to national and global political events, such as governmental regulation and intervention.

Sustainable Strategy Risk. The ability of the Fund to achieve its strategy of mitigating the carbon-intensive nature of the Fund’s Commodities Derivatives will be subject to the Adviser’s assessment of the carbon emissions of the Fund’s Commodities Derivatives, which is not reviewed by any third party. Although the Adviser only intends to reevaluate the emissions estimates of its investments on an annual basis, the emissions profile of a Commodities Derivative may change more frequently. Moreover, the Adviser’s methodology for assessing the Fund’s carbon emissions exposure may differ from the methodology used by others. Furthermore, the Adviser’s methodology for measuring carbon emissions of an investment may differ from an investor’s assessment due to a variety of reasons, including, but not limited to, use of different carbon emission data sources. The Adviser’s methodology for calculating the Fund’s carbon emissions exposure could prove to be imperfect or may not achieve its intended results. The Fund invests in Carbon Offset Investments based on the Adviser’s assessment of the level of emissions associated with the Fund’s portfolio, and not based on performance. As such, the Adviser may purchase or sell a Carbon Offset Investment, even if such transaction will adversely impact the performance of the Fund.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking total return over the long term. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates during a period of historically low rates.

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet other requirements.

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy, among other things, certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy and adversely affect the returns to Fund shareholders.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Fund’s distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Commodities Risk [Member]
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Commodities Risk. Exposure to the commodities markets through investments in Commodities Derivatives may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, tariffs and other political events, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

Derivatives Risk [Member]
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Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodities Derivatives, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Commodities Derivatives.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Futures Risk [Member]
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Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Options Risk [Member]
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Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Swaps Risk [Member]
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Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Derivatives Tax Risk [Member]
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Derivatives Tax Risk. Certain aspects of the tax treatment of derivative instruments, including commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Asset Class Risk [Member]
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Asset Class Risk. The Commodities Derivatives and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

Agriculture Sector Risk [Member]
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Agriculture Sector Risk. Investments in the agricultural sector may be volatile and change unpredictably as a result of many factors, such as legislative or regulatory developments relating to food safety, the imposition of tariffs or other trade restraints, and the supply and demand of each commodity. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural products, affecting the price of such commodities and the performance of the Fund.

Renewable Energy Sector Risk [Member]
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Renewable Energy Sector Risk. Investments in the renewable and alternative energy sector can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and political and economic conditions. The renewable energy industry is relatively nascent in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Market Risk [Member]
Prospectus [Line Items]
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Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, political or social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, geopolitical disputes, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Foreign Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Derivatives Risk. The Fund may invest in derivatives that trade on foreign exchanges. Unlike trading on domestic exchanges for certain derivatives instruments, trading on foreign exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Foreign exchanges may be subject to less government supervision and regulation than is applicable to U.S. exchanges. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume. Transactions on foreign exchanges may include both instruments which are traded on domestic exchanges and those which are not.

Global Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Global Currency Exchange Rate Risk. The price of any non-U.S. investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the investment is profitable. The Fund does not intend to hedge against currency risk.

Carbon Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Carbon Market Risk. The Fund may invest in carbon offset credit derivatives (such as futures) and other carbon-related derivatives, the values of which are linked to emissions allowances related to so-called “cap and trade” programs established by governments and regulators. These programs could be discontinued or the demand for carbon credits could decline, adversely affecting the value of the Fund. The price of carbon offset credits is subject to national and global political events, such as governmental regulation and intervention.

Sustainable Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sustainable Strategy Risk. The ability of the Fund to achieve its strategy of mitigating the carbon-intensive nature of the Fund’s Commodities Derivatives will be subject to the Adviser’s assessment of the carbon emissions of the Fund’s Commodities Derivatives, which is not reviewed by any third party. Although the Adviser only intends to reevaluate the emissions estimates of its investments on an annual basis, the emissions profile of a Commodities Derivative may change more frequently. Moreover, the Adviser’s methodology for assessing the Fund’s carbon emissions exposure may differ from the methodology used by others. Furthermore, the Adviser’s methodology for measuring carbon emissions of an investment may differ from an investor’s assessment due to a variety of reasons, including, but not limited to, use of different carbon emission data sources. The Adviser’s methodology for calculating the Fund’s carbon emissions exposure could prove to be imperfect or may not achieve its intended results. The Fund invests in Carbon Offset Investments based on the Adviser’s assessment of the level of emissions associated with the Fund’s portfolio, and not based on performance. As such, the Adviser may purchase or sell a Carbon Offset Investment, even if such transaction will adversely impact the performance of the Fund.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Fluctuation Of N A V Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

Secondary Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Long Term Objective Not A Complete Investment Program [Member]
Prospectus [Line Items]
Risk [Text Block]

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking total return over the long term. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Position Limits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Intermediary And Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

Close Out Risk For Qualified Financial Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

Commodity Market Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Investing In Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

Cash Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Fixed Income Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates during a period of historically low rates.

Treasuries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet other requirements.

Commodities Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy, among other things, certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy and adversely affect the returns to Fund shareholders.

Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Fund’s distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.